UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      PartnerRe Asset Management Corporation
Address:   One Greenwich Plaza
           Greenwich, CT 06830

Form 13F File Number:  28- 11245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Davidson
Title:     President and CEO
Phone:     203-485-4544

Signature, Place, and Date of Signing:

/s/ John W. Davidson                Greenwich, CT             5/12/08
--------------------                -------------             --------
  [signature]                         [City, State]             [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s) )

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section ]

     Form 13F File Number  Name

     28-
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     117
                                            --------------

Form 13F Information Table Value Total:     830,938
                                            ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.               Form 13F File Number               Name

                  28-

[Repeat as necessary.]



                           FORM 13F INFORMATION TABLE
------------------------------- --------------- ------------ -------- -------- ----- ---- ------------ -------- ------ ------ ------
                                                                                                                Voting Voting Voting
                                  TitleOf                              Shrs or  Sh/  Put/  Investment   Other    Auth  Auth   Auth
             NameOfIssuer         Class            CUSIP       Value    PrnAmt  Prn  CALL  Discretion   Managers Sole  Shared None
------------------------------- --------------- ------------ -------- -------- ----- ---- ------------ --------- ----- ------ ------
ABB LTD                           SPONSORED ADR    000375204    8493    315500   SH         Sole         None     315500   0     0
ABBOTT LABS                       COM              002824100   11233    203675   SH         Sole         None     203675   0     0
ACADIA RLTY TR COM                SH BEN INT       004239109     353     14605   SH         Sole         None      14605   0     0
AERCAP HOLDINGS NV                SHS              N00985106   10225    581611   SH         Sole         None     581611   0     0
AKAMAI TECHNOLOGIES INC           COM              00971T101    5575    198000   SH         Sole         None     198000   0     0
ALLSTATE CORP                     COM              020002101    6248    130000   SH         Sole         None     130000   0     0
ALTRIA GROUP INC                  COM              02209S103    5284    238000   SH         Sole         None     238000   0     0
AMB PROPERTY CORP                 COM              00163T109     796     14625   SH         Sole         None      14625   0     0
AMERICAN INTL GROUP INC           COM              026874107    8001    185000   SH         Sole         None     185000   0     0
APARTMENT INVT & MGMT CO          CL A             03748R101       9       240   SH         Sole         None        240   0     0
ASSISTED LIVING CONCPT NEV N      CL A             04544X102     268     45481   SH         Sole         None      45481   0     0
AVALONBAY CMNTYS INC              COM              053484101    2793     28934   SH         Sole         None      28934   0     0
AVON PRODS INC                    COM              054303102    6801    172000   SH         Sole         None     172000   0     0
BANK OF NEW YORK MELLON CORP      COM              064058100    2712     65000   SH         Sole         None      65000   0     0
BE AEROSPACE INC                  COM              073302101    7762    222100   SH         Sole         None     222100   0     0
BOEING CO                         COM              097023105    4345     58423   SH         Sole         None      58423   0     0
BOSTON PROPERTIES INC             COM              101121101    2518     27351   SH         Sole         None      27351   0     0
BRANDYWINE RLTY TR                SH BEN INT NEW   105368203     198     11675   SH         Sole         None      11675   0     0
BRE PROPERTIES INC                CL A             05564E106     572     12561   SH         Sole         None      12561   0     0
BROOKDALE SR LIVING INC           COM              112463104     467     19540   SH         Sole         None      19540   0     0
BROOKFIELD PPTYS CORP             COM              112900105    2633    136335   SH         Sole         None     136335   0     0
BRUNSWICK CORP                    COM              117043109    1837    115000   SH         Sole         None     115000   0     0
BUCYRUS INTL INC NEW              CL A             118759109    2541     25000   SH         Sole         None      25000   0     0
CAMDEN PPTY TR                    SH BEN INT       133131102     858     17087   SH         Sole         None      17087   0     0
CARE INVESTMENT TRUST INC         COM              141657106      47      4480   SH         Sole         None       4480   0     0
CEDAR SHOPPING CTRS INC C         OM NEW           150602209      46      3940   SH         Sole         None       3940   0     0
CISCO SYS INC                     COM              17275R102    3975    165000   SH         Sole         None     165000   0     0
CLEVELAND CLIFFS INC              COM              185896107    2996     25000   SH         Sole         None      25000   0     0
CONOCOPHILLIPS                    COM              20825C104   11889    156000   SH         Sole         None     156000   0     0
CORNING INC                       COM              219350105   12834    533841   SH         Sole         None     533841   0     0
CORRECTIONS CORP AMER NEW C       OM NEW           22025Y407    4335    157521   SH         Sole         None     157521   0     0
DCT INDUSTRIAL TRUST INC          COM              233153105     199     19960   SH         Sole         None      19960   0     0
DEVELOPERS DIVERSIFIED RLTY       COM              251591103     237      5670   SH         Sole         None       5670   0     0
DIAMONDROCK HOSPITALITY CO        COM              252784301     171     13500   SH         Sole         None      13500   0     0
DOUGLAS EMMETT INC                COM              25960P109     280     12711   SH         Sole         None      12711   0     0
DUKE REALTY CORP C                OM NEW           264411505     867     38030   SH         Sole         None      38030   0     0
E M C CORP MASS                   COM              268648102    7858    548000   SH         Sole         None     548000   0     0
EDISON INTL                       COM              281020107    3677     75000   SH         Sole         None      75000   0     0
EQUITY LIFESTYLE PPTYS INC        COM              29472R108     581     11759   SH         Sole         None      11759   0     0
EQUITY ONE                        COM              294752100      13       561   SH         Sole         None        561   0     0
EQUITY RESIDENTIAL                SH BEN INT       29476L107    3326     80159   SH         Sole         None      80159   0     0
ESSEX PPTY TR INC                 COM              297178105     711      6237   SH         Sole         None       6237   0     0
EXELON CORP                       COM              30161N101    3251     40000   SH         Sole         None      40000   0     0
FEDERAL REALTY INVT TR            SH BEN INT NEW   313747206    1072     13754   SH         Sole         None      13754   0     0
FIDELITY NATIONAL FINANCIAL       CL A             31620R105    7332    400000   SH         Sole         None     400000   0     0
FIDELITY NATL INFORMATION SV      COM              31620M106    1526     40000   SH         Sole         None      40000   0     0
FMC TECHNOLOGIES INC              COM              30249U101    6713    118000   SH         Sole         None     118000   0     0
FOREST CITY ENTERPRISES INC       CL A             345550107     834     22660   SH         Sole         None      22660   0     0
GENERAL GROWTH PPTYS INC          COM              370021107     961     25178   SH         Sole         None      25178   0     0
GMH CMNTYS TR                     COM              36188G102     184     21190   SH         Sole         None      21190   0     0
GOOGLE INC                        CL A             38259P508    5286     12000   SH         Sole         None      12000   0     0
HARTFORD FINL SVCS GROUP INC      COM              416515104    5683     75000   SH         Sole         None      75000   0     0
HEALTHCARE RLTY TR                COM              421946104    1001     38270   SH         Sole         None      38270   0     0
HERSHA HOSPITALITY TR             SH BEN INT A     427825104     247     27306   SH         Sole         None      27306   0     0
HIGHWOODS PPTYS INC               COM              431284108      79      2552   SH         Sole         None       2552   0     0
HOST HOTELS & RESORTS INC         COM              44107P104    2329    146289   SH         Sole         None     146289   0     0
HSBC HLDGS PLC                    SPON ADR NEW     404280406    4938     60000   SH         Sole         None      60000   0     0
INTEL CORP                        SDCV 2.950%12/1  458140AD2    5940   6000000   PRN        Sole         None    6000000   0     0
INTERACTIVE BROKERS GROUP IN      COM              45841N107    2054     80000   SH         Sole         None      80000   0     0
ISHARES TR                        DJ HOME CONSTN   464288752    2672    133000   SH         Sole         None     133000   0     0
ISHARES TR                        DJ US TELECOMM   464287713   17761    760000   SH         Sole         None     760000   0     0
ISHARES TR                        MSCI EAFE IDX    464287465  166534   2316200   SH         Sole         None    2316200   0     0
ISHARES TR                        RUSSELL1000GRW   464287614   25315    465000   SH         Sole         None     465000   0     0
JOY GLOBAL INC                    COM              481165108    1955     30000   SH         Sole         None      30000   0     0
KILROY RLTY CORP                  COM              49427F108     345      7020   SH         Sole         None       7020   0     0
KOHLS CORP                        COM              500255104    4719    110000   SH         Sole         None     110000   0     0
LASALLE HOTEL PPTYS COM           SH BEN INT       517942108      18       610   SH         Sole         None        610   0     0
LEHMAN BROS HLDGS INC             COM              524908100    1882     50000   SH         Sole         None      50000   0     0
LIBERTY PPTY TR                   SH BEN INT       531172104    1226     39424   SH         Sole         None      39424   0     0
LOEWS CORP                        COM              540424108    8532    212134   SH         Sole         None     212134   0     0
MACERICH CO                       COM              554382101    1229     17485   SH         Sole         None      17485   0     0
MACK CALI RLTY CORP               COM              554489104    1236     34618   SH         Sole         None      34618   0     0
MATTEL INC                        COM              577081102   10744    539941   SH         Sole         None     539941   0     0
MEDICIS PHARMACEUTICAL CORP       CL A NEW         584690309    3536    179564   SH         Sole         None     179564   0     0
MERCK & CO INC                    COM              589331107    6072    160000   SH         Sole         None     160000   0     0
METAVANTE TECHNOLOGIES INC        COM              591407101    3498    175000   SH         Sole         None     175000   0     0
METLIFE INC                       COM              59156R108    3013     50000   SH         Sole         None      50000   0     0
MORGANS HOTEL GROUP CO            COM              61748W108     386     26036   SH         Sole         None      26036   0     0
MYLAN INC                         COM              628530107    4730    407700   SH         Sole         None     407700   0     0
NEXTEL COMMUNICATIONS INC         NOTE 5.250% 1/1  65332VAY9    9286  10000000   PRN        Sole         None   10000000   0     0
NYMEX HOLDINGS INC                COM              62948N104    2719     30000   SH         Sole         None      30000   0     0
PARKWAY PPTYS INC                 COM              70159Q104      69      1871   SH         Sole         None       1871   0     0
PEABODY ENERGY CORP               COM              704549104    9232    181025   SH         Sole         None     181025   0     0
PG&E CORP                         COM              69331C108   13439    365000   SH         Sole         None     365000   0     0
PNC FINL SVCS GROUP INC           COM              693475105    3934     60000   SH         Sole         None      60000   0     0
POST PPTYS INC                    COM              737464107     916     23730   SH         Sole         None      23730   0     0
PRINCIPAL FINANCIAL GROUP IN      COM              74251V102    4736     85000   SH         Sole         None      85000   0     0
PROLOGIS                          SH BEN INT       743410102    1122     19060   SH         Sole         None      19060   0     0
PRUDENTIAL FINL INC               COM              744320102    3521     45000   SH         Sole         None      45000   0     0
PS BUSINESS PKS INC CALIF         COM              69360J107     274      5282   SH         Sole         None       5282   0     0
PUBLIC STORAGE                    COM              74460D109    1148     12952   SH         Sole         None      12952   0     0
RAMCO-GERSHENSON PPTYS TR COM     SH BEN INT       751452202     151      7130   SH         Sole         None       7130   0     0
REGENCY CTRS CORP                 COM              758849103    1759     27155   SH         Sole         None      27155   0     0
SCHERING PLOUGH CORP              COM              806605101    5044    350000   SH         Sole         None     350000   0     0
SELECT SECTOR SPDR TR             SBI HEALTHCARE   81369Y209    9819    315000   SH         Sole         None     315000   0     0
SELECT SECTOR SPDR TR             SBI MATERIALS    81369Y100    9280    231000   SH         Sole         None     231000   0     0
SENIOR HSG PPTYS TR               SH BEN INT       81721M109     547     23085   SH         Sole         None      23085   0     0
SIEMENS A G                       SPONSORED ADR    826197501    7626     70000   SH         Sole         None      70000   0     0
SIMON PPTY GROUP INC NEW          COM              828806109    4266     45920   SH         Sole         None      45920   0     0
SL GREEN RLTY CORP                COM              78440X101     125      1529   SH         Sole         None       1529   0     0
SOVRAN SELF STORAGE INC           COM              84610H108     513     12007   SH         Sole         None      12007   0     0
SPDR TR                           UNIT SER 1       78462F103  212867   1613000   SH         Sole         None    1613000   0     0
SPIRIT AEROSYSTEMS HLDGS INC COM  CL A             848574109    2994    135000   SH         Sole         None     135000   0     0
STARBUCKS CORP                    COM              855244109    7648    437000   SH         Sole         None     437000   0     0
STARWOOD HOTELS&RESORTS WRLD      COM              85590A401    2654     51289   SH         Sole         None      51289   0     0
STRATEGIC HOTELS & RESORTS I      COM              86272T106     765     58278   SH         Sole         None      58278   0     0
TAUBMAN CTRS INC                  COM              876664103     390      7482   SH         Sole         None       7482   0     0
TYCO INTL LTD BERMUDA             SHS              G9143X208   11101    252000   SH         Sole         None     252000   0     0
U STORE IT TR                     COM              91274F104      37      3260   SH         Sole         None       3260   0     0
VENTAS INC                        COM              92276F100      64      1430   SH         Sole         None       1430   0     0
VORNADO RLTY TR                   SH BEN INT       929042109    1710     19835   SH         Sole         None      19835   0     0
WALGREEN CO                       COM              931422109   12875    338000   SH         Sole         None     338000   0     0
WATERS CORP                       COM              941848103    4178     75000   SH         Sole         None      75000   0     0
WEATHERFORD INTERNATIONAL LT      COM              G95089101    6160     85000   SH         Sole         None      85000   0     0
WEINGARTEN RLTY INVS              SH BEN INT       948741103      18       510   SH         Sole         None        510   0     0
WILLIAMS COS INC DEL              COM              969457100    9871    299300   SH         Sole         None     299300   0     0
YAHOO INC                         COM              984332106    6683    231000   SH         Sole         None     231000   0     0